REVENUE FROM PRODUCT SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue [Abstract]
Gold income (note 2)	$ 4,388	$ 3,903	$ 4,490
By-products (note 2)	113	126	105
Revenue from contracts with customers	$ 4,501	$ 4,029	$ 4,595	[1]

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.